Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE EQUITY SERIES, INC.
Entity Central Index Key	0000918294
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005443
Shareholder Report [Line Items]
Fund Name	Mid-Cap Growth Portfolio
Class Name	Mid-Cap Growth Portfolio Class
Trading Symbol	QAMWEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Portfolio Class	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns over the past 12 months, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the presidential election ended a lengthy period of uncertainty, boosting stocks further. Within the mid-cap segment, growth stocks strongly outperformed value counterparts, with speculative, high-beta, and growth-at-any price stocks performing especially well.

  Versus the style-specific Russell Midcap Growth Index, the leading contributor to relative performance was stock selection in communication services. Shares of social media network Reddit, which went public early in the first quarter of 2025, soared on strong results reflecting broad-based strength. Spotify and Trade Desk were also strong performers in the sector.

  On the negative side, the leading detractor from relative performance was health care due to stock choices and an overweight allocation. An uneven post-pandemic recovery continued to frustrate investors in medical device manufacturing company Teleflex. The information technology sector also hindered relative results, with both stock selection and an underweight allocation negatively affecting performance. Not holding high-momentum software names Palantir Technologies and AppLovin hurt relative results.

  The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. We pay careful attention to risk and valuation relative to growth prospects, and our focus remains on owning quality companies with durable growth prospects and prudent balance sheets.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Growth Portfolio (Mid-Cap Growth Portfolio Class)	9.32%	7.62%	10.12%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell Midcap Growth Index (Strategy Benchmark)	22.10	11.47	11.54

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 576,444,000
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 3,997,000
InvestmentCompanyPortfolioTurnover	31.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$576,444 Number of Portfolio Holdings142
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Health Care	20.2%
Information Technology	17.9
Industrials & Business Services	15.9
Consumer Discretionary	13.4
Financials	8.5
Communication Services	6.7
Energy	5.2
Materials	4.6
Consumer Staples	4.2
Other	3.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	3.2%
Trade Desk	2.6
Hologic	2.0
Agilent Technologies	1.8
PTC	1.8
Veeva Systems	1.8
Teleflex	1.8
Domino's Pizza	1.7
Cheniere Energy	1.6
Hilton Worldwide Holdings	1.5

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005444
Shareholder Report [Line Items]
Fund Name	Mid-Cap Growth Portfolio
Class Name	Mid-Cap Growth Portfolio - II Class
Trading Symbol	QAAGSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Portfolio - II Class	$113	1.08%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns over the past 12 months, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the presidential election ended a lengthy period of uncertainty, boosting stocks further. Within the mid-cap segment, growth stocks strongly outperformed value counterparts, with speculative, high-beta, and growth-at-any price stocks performing especially well.

  Versus the style-specific Russell Midcap Growth Index, the leading contributor to relative performance was stock selection in communication services. Shares of social media network Reddit, which went public early in the first quarter of 2025, soared on strong results reflecting broad-based strength. Spotify and Trade Desk were also strong performers in the sector.

  On the negative side, the leading detractor from relative performance was health care due to stock choices and an overweight allocation. An uneven post-pandemic recovery continued to frustrate investors in medical device manufacturing company Teleflex. The information technology sector also hindered relative results, with both stock selection and an underweight allocation negatively affecting performance. Not holding high-momentum software names Palantir Technologies and AppLovin hurt relative results.

  The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. We pay careful attention to risk and valuation relative to growth prospects, and our focus remains on owning quality companies with durable growth prospects and prudent balance sheets.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Growth Portfolio (Mid-Cap Growth Portfolio - II Class)	9.04%	7.35%	9.85%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell Midcap Growth Index (Strategy Benchmark)	22.10	11.47	11.54

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 576,444,000
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 3,997,000
InvestmentCompanyPortfolioTurnover	31.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$576,444 Number of Portfolio Holdings142
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Health Care	20.2%
Information Technology	17.9
Industrials & Business Services	15.9
Consumer Discretionary	13.4
Financials	8.5
Communication Services	6.7
Energy	5.2
Materials	4.6
Consumer Staples	4.2
Other	3.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	3.2%
Trade Desk	2.6
Hologic	2.0
Agilent Technologies	1.8
PTC	1.8
Veeva Systems	1.8
Teleflex	1.8
Domino's Pizza	1.7
Cheniere Energy	1.6
Hilton Worldwide Holdings	1.5

Updated Prospectus Web Address	www.troweprice.com/paperless